ACCRUED STOCK PAYABLE	9 Months Ended
Sep. 30, 2017
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 6.  ACCRUED STOCK PAYABLE

The following tables summarize the changes in accrued common stock payable during the nine months ended September 30, 2017:

	Amount	Number of Shares
December 31, 2016	$–	$–
Acquisition of Mile High	155,000	104,359
Sale of common stock and warrants	175,000	175,000
September 30, 2017	$330,000	$279,359

The Mile High shares are issuable on February 27, 2018, if the terms of the Mile High APA are met.

The 175,000 shares were issued in October 2017.  See Note 11 – Subsequent Events.